SCHEDULE II - Condensed Statements of Cash Flows - Parent Company Only (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)		$ 936,748	$ (85,994)	$ 264,021
Adjustments to reconcile net income to net cash used in operating activities:
Other, net		150,340	(141,808)	(39,756)
Net cash provided by operating activities		998,869	447,493	242,876
Cash flows from investing activities
Purchases of short-term investments		3,142,818	733,431	143,859
Other, net		94,263	5,357	71,511
Net cash provided by (used in) investing activities		(117,994)	(1,260,911)	98,821
Net cash used in financing activities		(267,868)	(94,251)	(387,239)
Effect of foreign exchange rate changes on cash		(6,451)	13,564	44,226
Increase (decrease) in cash and cash equivalents		606,556	(894,105)	(1,316)
Cash and cash equivalents—beginning of year		877,907	1,772,012	1,773,328
Cash and cash equivalents—end of year		1,484,463	877,907	1,772,012
Fixed maturities
Cash flows from investing activities
Purchases of fixed maturities		14,918,698	15,638,777	12,465,127
Parent Company
Cash flows from operating activities
Net income (loss)		936,748	(85,994)	264,021
Adjustments to reconcile net income to net cash used in operating activities:
Equity in net income of subsidiaries		(959,194)	101,886	(329,390)
Other, net		(17,167)	(29,283)	25,239
Net cash provided by operating activities		(39,613)	(13,391)	(40,130)
Cash flows from investing activities
Advances to/from subsidiaries, net		(282,233)	(261,666)	11,138
Net issue of intercompany loans receivable and payable	[1]	276,332	299,279	0
Other, net		(29)	(680)	414
Net cash provided by (used in) investing activities		44,189	(22,974)	35,517
Net cash used in financing activities	[2]	0	0	0
Effect of foreign exchange rate changes on cash		(1,145)	10,765	8,144
Increase (decrease) in cash and cash equivalents		3,431	(25,600)	3,531
Cash and cash equivalents—beginning of year		1,081	26,681	23,150
Cash and cash equivalents—end of year		4,512	1,081	26,681
Supplemental cash flow information:
Non-cash dividends received from subsidiaries		979,000
Parent Company | Fixed maturities
Cash flows from investing activities
Sales and redemptions of fixed maturities and short-term investments		72,724	65,025	40,379
Purchases of fixed maturities		(18,621)	(124,932)	(16,414)
Parent Company | Short-term investments
Cash flows from investing activities
Sales and redemptions of fixed maturities and short-term investments		2,189	0	0
Purchases of short-term investments		(6,173)	0	0
Subsidiaries
Supplemental cash flow information:
Non-cash capital contributions to subsidiaries		22,000
Payment of dividends by subsidiary on behalf of parent		$ 246,000	$ 94,000	$ 191,000

[1]	During the year ended December 31, 2019, the Company recorded non-cash dividends received from subsidiaries and non-cash capital contributions to subsidiaries of $979 million and $22 million, respectively, with corresponding changes to the intercompany loan balances. These non-cash transactions have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.
[2]	During the years ended December 31, 2019, 2018 and 2017, dividends paid to common and preferred shareholders of $246 million, $94 million and $191 million, respectively, were paid by a Bermuda subsidiary on behalf of the parent and have therefore been excluded from the Condensed Statements of Cash Flows—Parent Company Only.